Vessels - Cost of vessels under construction (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Cost of vessels under construction
Carrying amount at January 1, 2018	$ 114,759
Carrying amount at September 30, 2018	26,799
Vessels Under Construction [Member]
Cost of vessels under construction
At January 1, 2018	114,759
Additions	164,364
Transferred to vessels	(252,323)
At September 30, 2018	26,799
Carrying amount at January 1, 2018	114,759
Carrying amount at September 30, 2018	$ 26,799